Shareholder's Equity and Stock-Based Compensation - Schedule of Restricted Stock Units Activity (Detail) - Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Number of RSUs, Granted | shares	105
Number of RSUs, Forfeited | shares	(2)
Number of RSUs Unvested, Ending Balance | shares	103
Weighted Average Grant Date Fair Value per Share, Granted | $ / shares	$ 22.02
Weighted Average Grant Date Fair Value per Share, Forfeited | $ / shares	21.32
Weighted Average Grant Date Fair Value per Share Unvested, Ending Balance | $ / shares	$ 22.03